DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
Schedule of gain on disposition of the discontinued operation

December 31,
2017
Net sales
Net sales	$365.9
Costs and expenses
Cost of sales	204.3
Selling, general and administrative expenses	91.1
Other deductions (income), net	55.3
Interest expense, net	28.7
Earnings (loss) before income taxes	(13.5)
Income tax expense	1.9
Earnings (loss) from Discontinued Operations - before gain on sale of discontinued operations	$(15.4)
Gain on Disposition of Discontinued Operations - net of income taxes	33.2
Earnings (loss) from Discontinued Operations - net of income taxes	$17.8

Summary of depreciation, amortization and capitalized expenditures for discontinued operations

December 31,
2017
Depreciation	$2.5
Amortization	55.0
Capital expenditures	0.6